Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 15. Segment Reporting

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Three Months Ended March 31,
	Successor 2025
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$147,690	$86,972	$(447)	$234,215
Cost of revenue	119,596	71,397	(447)	190,546
Gross profit	$28,094	$15,575	$—	$43,669
Depreciation and amortization	$17,877	$10,722	$—	$28,599
Total assets	$1,157,139	$1,023,141	$—	$2,180,280
Long-lived assets(1)	$114,711	$68,762	$—	$183,473
	Three Months Ended March 31,
	Predecessor 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$143,304	$80,155	$(397)	$223,062
Cost of revenue	106,308	61,303	(397)	167,214
Gross profit	$36,996	$18,852	$—	$55,848
Depreciation and amortization	$11,941	$7,152	$—	$19,093
Total assets	836,595	433,069	$—	1,269,664
Long-lived assets(1)	67,223	42,966	$—	110,189

____________

(1)      Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”

Note 19. Segment Reporting

Operating segments are components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance.

The Company has two operating and reportable segments which are the United States and Canada. The Company has operations in the United Kingdom that are not considered material and are included in the United States reportable segment. Each segment is representative of the operations incurred under the respective geographic territory. Both operating segments provide the same services to a similar base of customers.

The Company’s CODM is the chief executive officer. The CODM reviews financial information presented at the U.S. and Canada level for the purposes of allocating resources and evaluating financial performance. The accounting policies of the reportable segments are the same as those described in “Note 1. Summary of Significant Accounting Policies and Practices.” The Company evaluates the performance of its U.S. and Canada segments based primarily on each segment’s revenue, cost of revenue, and gross profit. Total service revenue and cost of revenue include intercompany revenue and profit, which are ultimately eliminated within Corporate & Eliminations.

The CODM uses gross profit and considers budget-to-actual variances on a quarterly basis when making decisions about the allocation of operating and capital resources to each segment. The CODM also uses segment gross profit for evaluating pricing strategy to assess the performance of each segment by comparing the results of each segment with one another and in determining the compensation of certain employees. The CODM has ultimate responsibility for enterprise decisions and making resource allocation decisions for the company and the segments.

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Successor
	July 30 to December 31, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$267,136	$197,541	$(1,150)	$463,527
Cost of revenue	208,574	152,424	(1,150)	359,848
Gross profit	58,562	45,117	—	103,679
Depreciation and amortization	28,979	18,334	—	47,313
Total assets	1,172,900	1,034,839	—	2,207,739
Long-lived assets(1)	119,354	69,879	—	189,233
	Predecessor
	January 1 to July 29, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$363,474	$271,859	$(1,467)	$633,866
Cost of revenue	255,335	218,013	(1,467)	471,881
Gross profit	108,139	53,846	—	161,985
Depreciation and amortization	28,402	17,375	—	45,777
	Predecessor
	January 1 to December 31, 2023
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$643,847	$409,150	$(2,940)	$1,050,057
Cost of revenue	498,964	314,510	(2,940)	810,534
Gross profit	144,883	94,640	—	239,523
Depreciation and amortization	60,997	33,821	—	94,818
Total assets	745,925	516,690	—	1,262,615
Long-lived assets(1)	69,926	42,338	—	112,264
	Predecessor
	January 1 to December 31, 2022
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$516,055	$416,042	$(3,771)	$928,326
Cost of revenue	403,463	325,683	(3,771)	725,375
Gross profit	112,592	90,359	—	202,951
Depreciation and amortization	53,236	33,201	—	86,437
Total assets	817,417	482,944	—	1,300,361
Long-lived assets(1)	87,941	46,259	—	134,200

____________

(1)      Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”